Note 4 - Loans and Related Allowance for Loan Losses - Additional Information on Impaired Loans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Average recorded investment	$ 13,410	$ 13,440	$ 16,960
Interest income recognized	839	725	640
Commercial And Industrial [Member]
Average recorded investment	1,211	1,468	1,989
Interest income recognized	35	100	85
Real Estate Construction Porfolio Segment [Member]
Average recorded investment	1,281	2,407	3,631
Interest income recognized	62	115	154
Real Estate Mortgage Portfolio Segment [Member] | Residential Loan [Member]
Average recorded investment	3,529	4,356	5,331
Interest income recognized	178	160	171
Real Estate Mortgage Portfolio Segment [Member] | Commercial Loans [Member]
Average recorded investment	7,384	5,203	5,998
Interest income recognized	553	350	229
Consumer Portfolio Segment [Member]
Average recorded investment	6	6	11
Interest income recognized	$ 11		$ 1